UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY                     11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:  4/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS
April 30, 2008 (unaudited)
	Shares		Value
		COMMON STOCKS - 96.5%
		AEROSPACE/DEFENSE - 3.4%
	3,300	Aerovironment, Inc. *	$ 78,903
	3,970	Argon ST, Inc. *	73,088
	2,390	Cubic Corp.	64,793
	1,190	DRS Technologies, Inc.	74,303
	1,220	Elbit Systems Ltd.	66,771
	6,530	Herley Industries, Inc. *	79,601
	660	Kaman Corp.	17,886
	630	L-3 Communications Holdings, Inc.	70,213
	270	United Technologies Corp.	19,567
			545,125
		AGRICULTURE - 6.8%
	7,520	Agria Corp. *	32,562
	1,400	Alico, Inc.	55,916
	11,180	Alliance One International, Inc. *	68,757
	3,040	Altria Group, Inc.	60,800
	1,390	Andersons, Inc.	63,176
	890	British American Tobacco Plc, ADR	67,230
	710	Bunge Ltd.	81,004
	3,990	Cresud SA, ADR	65,235
	730	Imperial Tobacco Group Plc, ADR	70,073
	930	Loews Corp.	61,073
	1,940	Maui Land & Pineapple Co., Inc. *	61,110
	1,330	Philip Morris International, Inc. *	67,870
	1,140	Reynolds American, Inc.	61,389
	44,420	Star Scientific, Inc. *	71,072
	1,030	Universal Corp.	66,116
	1,240	UST, Inc.	64,567
	3,840	Vector Group Ltd	66,163
			1,084,113
		BIOTECHNOLOGY - 1.0%
	11,300	Cardium Therapeutics, Inc. *	24,860
	1,840	Enzo Biochem, Inc. *	15,051
	6,360	Orchid Cellmark, Inc. *	16,282
	11,720	Origin Agritech Ltd. *	74,773
	4,540	Response Genetics, Inc. *	14,710
	740	WuXi PharmaTech Cayman, Inc. ADR *	13,646
			159,322

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
	Shares		Value
		CHEMICALS - 5.5%
	1,200	Agrium, Inc.	$ 94,800
	720	CF Industries Holdings, Inc.	96,264
	400	EI Du Pont de Nemours & Co.	19,564
	560	Monsanto Co.	63,851
	720	Mosaic Co. *	88,207
	15,740	New Oriental Energy & Chemical Corp. *	78,385
	880	Olin Corp.	17,750
	480	Potash Corp. of Saskatchewan	88,296
	3,180	Sociedad Quimica y Minera de Chile SA ADR	90,662
	1,070	Syngenta AG ADR	63,323
	2,090	Terra Industries, Inc. *	79,127
	670	Terra Nitrogen Co. LP	96,694
			876,923
		COAL - 0.1%
	300	Walter Industries, Inc.	20,808

		COMMERCIAL SERVICES - 7.4%
	1,490	Albany Molecular Research, Inc. *	17,314
	1,380	American Public Education, Inc. *	44,450
	1,010	Apollo Group, Inc. *	51,409
	1,050	Bright Horizons Family Solutions, Inc. *	49,781
	800	Capella Education Co. *	51,592
	3,100	Career Education Corp. *	62,465
	440	Chemed Corp.	15,004
	6,590	ChinaEdu Corp. ADR *	46,130
	5,780	Corinthian Colleges, Inc. *	65,603
	1,040	DeVry, Inc.	59,280
	220	Hillenbrand, Inc. *	4,189
	29,010	Hooper Holmes, Inc. *	23,498
	1,860	Integramed America, Inc. *	18,284
	950	ITT Educational Services, Inc. *	72,827
	2,270	K12, Inc. *	57,840
	400	Kendle International, Inc. *	17,076
	3,120	Learning Tree International, Inc. *	55,629
	3,640	Lincoln Educational Services Corp. *	42,515
	2,270	Luna Innovations, Inc. *	15,686
	1,770	McKesson Corp.	92,252

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
	Shares		Value
		COMMERCIAL SERVICES (continued)
	670	New Oriental Education & Technology Group ADR*	$ 50,290
	680	Parexel International Corp. *	17,272
	440	Pharmaceutical Product Development, Inc.	18,225
	650	PharmaNet Development Group, Inc. *	15,509
	5,620	Princeton Review, Inc. *	42,487
	300	Strayer Education, Inc.	55,707
	1,360	Team, Inc. *	40,433
	3,680	Universal Technical Institute, Inc. *	41,731
	6,210	Versar, Inc. *	36,949
			1,181,427
		DISTRIBUTION / WHOLESALE - 1.9%
	3,690	Chindex International, Inc. *	90,405
	40	Mitsui & Co. Ltd. ADR	18,788
	2,630	MWI Veterinary Supply, Inc. *	90,656
	2,360	Owens & Minor, Inc.	106,955
			306,804
		ELECTRIC - 0.1%
	700	MDU Resources Group, Inc.	20,209

		ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
	350	Emerson Electric Co.	18,291
	240	Hitachi Ltd. ADR	16,142
			34,433
		ELECTRONICS - 1.3%
	1,350	Axsys Technologies, Inc. *	73,643
	2,240	Flir Systems, Inc. *	76,899
	510	Koninklijke Philips Electronics NV ADR	19,156
	650	OYO Geospace Corp. *	31,466
			201,164
		ENGINEERING & CONSTRUCTION - 0.7%
	3,810	KHD Humboldt Wedag International Ltd *	110,452

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
	Shares		Value
		ENVIRONMENTAL CONTROL - 5.0%
	3,620	Allied Waste Industries, Inc. *	$ 44,743
	1,540	American Ecology Corp.	40,933
	2,520	Calgon Carbon Corp. *	35,910
	3,580	Casella Waste Systems, Inc. *	38,163
	600	Clean Harbors, Inc. *	39,582
	4,780	Darling International, Inc. *	72,991
	2,500	Heritage-Crystal Clean, Inc. *	43,100
	3,920	Industrial Services of America, Inc.	45,511
	24,130	Perma-Fix Environmental Services *	61,773
	1,360	Republic Services, Inc.	43,234
	760	Stericycle, Inc. *	40,569
	2,000	Tetra Tech, Inc. *	42,260
	8,060	TRC Cos, Inc. *	48,763
	1,270	Waste Connections, Inc. *	40,729
	1,120	Waste Industries USA, Inc.	42,280
	1,160	Waste Management, Inc.	41,876
	4,810	Waste Services, Inc. *	37,566
	6,700	WCA Waste Corp. *	33,768
			793,751
		FOOD - 9.1%
	13,460	American Dairy, Inc. *	156,136
	2,470	Cal-Maine Foods, Inc.	72,989
	5,020	Cosan Ltd. *	66,565
	6,160	Dean Foods Co. *	143,158
	6,900	Groupe Danone ADR	122,122
	1,980	Hormel Foods Corp.	78,032
	7,050	HQ Sustainable Maritime Industries, Inc. *	81,498
	3,290	Imperial Sugar Co.	51,883
	2,830	Industrias Bachoco SAB de CV, ADR	82,155
	460	Lancaster Colony Corp.	17,567
	11,590	Lifeway Foods, Inc. *	147,541
	4,080	Pilgrim's Pride Corp.	98,614
	2,170	Sanderson Farms, Inc.	90,424
	10	Seaboard Corp.	16,800
	3,200	Smithfield Foods, Inc. *	91,776
	1,160	Wimm-Bill-Dann Foods ADR	141,172
			1,458,432

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
	Shares		Value
		HEALTHCARE - PRODUCTS - 0.9%
	1,010	CardioNet, Inc. *	$ 23,331
	220	Hill-Rom Holdings, Inc.	5,529
	1,370	Medtox Scientific, Inc. *	21,865
	5,570	PSS World Medical, Inc. *	91,738
			142,463
		HEALTHCARE - SERVICES - 1.8%
	370	Air Methods Corp. *	14,837
	2,110	Alliance Imaging, Inc. *	17,197
	2,540	Bio-Imaging Technologies, Inc. *	19,812
	670	Bio-Reference Labs, Inc. *	16,871
	220	Covance, Inc. *	18,434
	730	Genoptix, Inc. *	20,024
	550	Healthways, Inc. *	20,091
	6,480	Hythiam, Inc. *	17,561
	310	Icon Plc ADR *	22,320
	920	IPC The Hospitalist Co., Inc. *	21,592
	250	Laboratory Corp. of America Holdings *	18,905
	930	MDS, Inc. *	18,516
	1,940	Nighthawk Radiology Holdings, Inc. *	14,550
	1,080	Psychemedics Corp.	18,414
	370	Quest Diagnostics, Inc.	18,567
	1,160	Virtual Radiologic Corp. *	16,205
			293,896
		HOLDING COMPANIES - 0.3%
	890	China Natural Resources, Inc. *	18,966
	410	Leucadia National Corp.	21,000
			39,966
		HOUSEHOLD PRODUCTS - 0.6%
	290	Fortune Brands, Inc.	19,610
	2,070	Scotts Miracle-Gro Co.	68,600
			88,210
		INTERNET - 0.1%
	12,460	Safeguard Scientifics, Inc. *	19,936

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
	Shares		Value
		IRON / STEEL - 4.6%
	1,000	AK Steel Holding Corp.	$ 62,780
	650	ArcelorMittal ADR	57,909
	1,470	Cia Siderurgica Nacional SA ADR	63,430
	4,526	Esmark, Inc. *	75,539
	1,600	Gerdau SA ADR	61,968
	4,850	Grupo Simec SAB de CV ADR*	58,685
	470	Mechel ADR	68,526
	780	Nucor Corp.	58,890
	450	POSCO ADR	55,530
	1,610	Steel Dynamics, Inc.	56,109
	1,480	Ternium SA ADR	51,622
	420	United States Steel Corp.	64,659
			735,647
		MACHINERY - 8.5%
	1,770	AGCO Corp. *	106,430
	4,990	Alamo Group, Inc.	101,597
	5,500	Art's-Way Manufacturing Co, Inc.	119,075
	2,400	Astec Industries, Inc. *	87,960
	910	Bucyrus International, Inc.	114,596
	1,190	Caterpillar, Inc.	97,437
	860	Chart Industries, Inc. *	34,950
	2,040	CNH Global NV ADR	88,006
	1,320	Deere & Co.	110,972
	5,480	Gehl Co. *	84,556
	1,420	Joy Global, Inc.	105,435
	3,110	Kubota Corp. ADR	108,259
	1,040	Lindsay Corp.	108,285
	2,280	Manitowoc Co., Inc.	86,230
			1,353,788
		MEDIA - 0.1%
	560	Thomson Reuters Corp.	21,056

		METAL FABRICATE / HARDWARE - 0.8%
	1,230	Ampco-Pittsburgh Corp.	55,621
	1,260	Norsk Hydro ASA ADR	19,246
	1,060	Tenaris SA ADR	56,191
			131,058

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
	Shares		Value
		MINING - 4.1%
	240	Agnico-Eagle Mines Ltd.	$ 14,988
	2,720	Allied Nevada Gold Corp. *	13,491
	430	AngloGold Ashanti Ltd.	14,672
	1,250	Apex Silver Mines Ltd. *	12,563
	24,030	Apollo Gold Corp. *	14,418
	3,540	Aurizon Mines Ltd. *	15,753
	360	Barrick Gold Corp.	13,903
	210	Cia de Minas Buenaventura SA ADR	13,140
	3,830	Coeur d'Alene Mines Corp. *	11,758
	17,580	Crosshair Exploration & Mining Corp. *	11,427
	7,780	Crystallex International Corp. *	7,080
	1,580	DRDGOLD Ltd. *	12,087
	2,330	Eldorado Gold Corp. *	15,751
	4,550	Endeavour Silver Corp. *	12,740
	3,680	Exeter Resource Corp. *	15,088
	1,880	Gammon Gold, Inc. *	14,363
	1,190	Gold Fields Ltd	16,065
	3,050	Gold Reserve, Inc. *	8,479
	380	Goldcorp, Inc.	13,574
	4,520	Golden Star Resources Ltd. *	15,006
	4,890	Great Basin Gold Ltd. *	14,621
	1,350	Harmony Gold Mining Co. Ltd. *	15,781
	1,420	Hecla Mining Co. *	14,569
	2,020	IAMGOLD Corp.	12,080
	9,670	Kimber Resources, Inc. *	14,022
	660	Kinross Gold Corp.	12,481
	490	Lihir Gold Ltd. ADR *	13,980
	1,100	MAG Silver Corp. *	11,583
	2,980	Metallica Resources, Inc. *	19,906
	1,260	Minefinders Corp. *	13,457
	4,310	Mines Management, Inc. *	15,085
	8,720	Nevsun Resources Ltd. *	13,690
	2,260	New Gold, Inc. *	17,379
	330	Newmont Mining Corp.	14,589
	5,420	Northgate Minerals Corp. *	15,664
	2,010	Novagold Resources, Inc. *	14,753
	10,390	Orezone Resources, Inc. *	13,091
	410	PAN American Silver Corp. *	13,735
	320	Randgold Resources Ltd., ADR	14,566
	4,280	Richmont Mines, Inc. *	14,852
AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
	Shares		Value
		MINING (continued)
	520	Royal Gold, Inc.	$ 14,711
	12,480	Rubicon Minerals Corp. *	15,974
	600	Seabridge Gold, Inc. *	12,300
	510	Silver Standard Resources, Inc. *	13,112
	940	Silver Wheaton Corp. *	12,474
	6,090	US Gold Corp. *	12,485
	3,520	Vista Gold Corp. *	13,024
	1,060	Yamana Gold, Inc.	13,589
			663,899
		MISCELLANEOUS MANUFACTURING - 2.8%
	250	3M Co.	19,225
	540	Carlisle Cos, Inc.	15,595
	440	Crane Co.	18,014
	220	Eaton Corp.	19,325
	470	ESCO Technologies, Inc. *	21,883
	1,330	Federal Signal Corp.	18,460
	520	General Electric Co.	17,004
	2,080	Griffon Corp. *	19,448
	350	Harsco Corp.	20,765
	300	Honeywell International, Inc.	17,820
	310	ITT Corp.	19,840
	5,040	LSB Industries, Inc. *	77,162
	670	Raven Industries, Inc.	20,529
	170	Siemens AG ADR	20,137
	180	SPX Corp.	22,140
	830	Standex International Corp.	17,496
	300	Teleflex, Inc.	16,527
	1,290	Tomkins Plc ADR	18,421
	1,020	Tredegar Corp.	16,667
	2,260	Trimas Corp. *	13,944
	440	Tyco International Ltd.	20,588
			450,990
		OIL & GAS - 14.6%
	3,560	Abraxas Petroleum Corp. *	14,774
	3,050	American Oil & Gas, Inc. *	9,760
	200	Anadarko Petroleum Corp.	13,312
	110	Apache Corp.	14,815
	870	Approach Resources, Inc. *	16,487

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
	Shares		Value
		OIL & GAS (continued)
	310	Arena Resources, Inc. *	$ 13,919
	210	Atlas America, Inc.	14,608
	370	Atlas Energy Resources LLC	14,863
	350	ATP Oil & Gas Corp. *	10,059
	450	Atwood Oceanics, Inc. *	45,310
	250	Berry Petroleum Co.	12,380
	280	Bill Barrett Corp. *	14,400
	7,250	Blue Dolphin Energy Co. *	10,078
	580	Bois d'Arc Energy, Inc. *	13,862
	860	BPZ Resources, Inc. *	16,753
	570	BreitBurn Energy Partners LP	11,617
	1,600	Brigham Exploration Co. *	15,104
	250	Cabot Oil & Gas Corp.	14,242
	680	Callon Petroleum Co. *	13,600
	2,290	Cano Petroleum, Inc. *	12,435
	220	Carrizo Oil & Gas, Inc. *	13,968
	280	Chesapeake Energy Corp.	14,476
	220	Clayton Williams Energy, Inc. *	13,902
	340	CNX Gas Corp. *	13,954
	290	Comstock Resources, Inc. *	13,192
	460	Concho Resources, Inc. *	12,682
	590	Constellation Energy Partners LLC	10,219
	190	Contango Oil & Gas Co. *	14,560
	370	Continental Resources, Inc. *	15,899
	390	Denbury Resources, Inc. *	11,918
	120	Devon Energy Corp.	13,608
	350	Diamond Offshore Drilling, Inc.	43,894
	2,600	Edge Petroleum Corp. *	13,572
	290	Encore Acquisition Co. *	13,233
	660	ENSCO International, Inc.	42,062
	100	EOG Resources, Inc.	13,048
	720	EXCO Resources, Inc. *	16,070
	250	Forest Oil Corp. *	14,732
	4,790	Gasco Energy, Inc. *	13,795
	1,770	GeoMet, Inc. *	11,948
	790	Georesources, Inc. *	11,716
	6,090	Grey Wolf, Inc. *	38,184
	880	Gulfport Energy Corp. *	10,199
	880	Helmerich & Payne, Inc.	47,300

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
	Shares		Value
		OIL & GAS (continued)
	4,740	Imperial Oil Ltd.	$ 277,480
	550	Linn Energy LLC	12,050
	440	Mariner Energy, Inc. *	12,126
	740	McMoRan Exploration Co. *	20,291
	1,220	Nabors Industries Ltd. *	45,799
	230	Newfield Exploration Co. *	13,975
	2,040	NGAS Resources, Inc. *	13,913
	830	Noble Corp.	46,712
	160	Noble Energy, Inc.	13,920
	160	Occidental Petroleum Corp.	13,314
	6,390	Parker Drilling Co. *	51,248
	1,580	Patterson-UTI Energy, Inc.	44,145
	270	Penn Virginia Corp.	14,175
	5,700	Petro-Canada	285,684
	580	PetroHawk Energy Corp. *	13,711
	190	Petroleum Development Corp. *	14,294
	2,590	Pioneer Drilling Co. *	42,295
	240	Pioneer Natural Resources Co.	13,855
	240	Plains Exploration & Production Co. *	14,947
	1,780	Precision Drilling Trust	44,607
	1,180	Pride International, Inc. *	50,091
	360	Quicksilver Resources, Inc. *	14,936
	200	Range Resources Corp.	13,276
	790	Rex Energy Corp. *	17,143
	1,000	Rowan Cos., Inc.	38,990
	330	SandRidge Energy, Inc. *	14,909
	350	Southwest Energy Co. *	14,808
	2,570	Suncor Energy, Inc.	289,613
	160	Ultra Petroleum Corp. *	13,291
	730	Unit Corp. *	46,362
	760	Vanguard Natural Resources LLC	12,266
	870	Venoco, Inc. *	13,076
	350	W&T Offshore, Inc.	14,315
	930	Warren Resources, Inc. *	11,420
	200	Whiting Petroleum Corp. *	15,304
	202	XTO Energy, Inc.	12,496
			2,341,346

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
	Shares		Value
		OIL & GAS SERVICES - 5.6%
	440	Baker Hughes, Inc.	$ 35,587
	1,695	Bolt Technology Corp. *	30,781
	720	Cameron International Corp. *	35,446
	740	CARBO Ceramics, Inc.	35,172
	4,030	CE Franklin Ltd. *	31,595
	970	Dresser-Rand Group, Inc. *	35,473
	600	Dril-Quip, Inc. *	34,296
	430	Exterran Holdings, Inc. *	28,720
	1,020	Exterran Partners LP	30,376
	1,290	Flotek Industries, Inc. *	24,149
	520	FMC Technologies, Inc. *	34,944
	1,010	Gulf Island Fabrication, Inc.	39,935
	1,640	Hercules Offshore, Inc. *	43,230
	2,210	ION Geophysical Corp. *	35,205
	470	Lufkin Industries, Inc.	35,462
	1,690	Mitcham Industries, Inc. *	31,603
	640	NATCO Group, Inc. *	32,384
	510	National Oilwell Varco, Inc. *	34,909
	1,310	Natural Gas Services Group, Inc. *	32,619
	21,270	Particle Drilling Technologies, Inc. *	42,965
	470	Smith International, Inc.	35,960
	1,190	Tesco Corp. *	33,046
	310	Transocean, Inc. *	45,713
	2,360	Union Drilling, Inc. *	39,908
	430	Weatherford International Ltd. *	34,688
	4,140	WSP Holdings Ltd. ADR *	27,407
			901,573
		PHARMACEUTICALS - 8.1%
	2,360	Alpharma, Inc. *	58,080
	2,270	AmerisourceBergen Corp.	92,049
	8,486	Animal Health International, Inc. *	74,592
	1,300	Barr Pharmaceuticals, Inc. *	65,299
	4,110	Bentley Pharmaceuticals, Inc. *	63,294
	2,680	BioScrip, Inc. *	14,740
	3,450	Caraco Pharmaceutical Laboratories Ltd. *	56,856
	1,770	Cardinal Health, Inc.	92,164

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
	Shares		Value
		PHARMACEUTICALS (continued)
	300	Express Scripts, Inc. *	$ 21,006
	670	HealthExtras, Inc. *	18,907
	6,840	Hi-Tech Pharmacal Co., Inc. *	59,850
	2,440	KV Pharmaceutical Co. *	59,634
	430	Medco Health Solutions, Inc. *	21,302
	5,340	Mylan, Inc.	70,328
	1,000	Omnicare, Inc.	20,350
	32,940	Ore Pharmaceuticals, Inc. *	10,870
	3,560	Par Pharmaceutical, Inc. *	60,698
	1,640	Perrigo Co.	67,224
	1,090	PharMerica Corp. *	18,563
	5,850	Simcere Pharmaceutical Group *	73,651
	3,960	Synutra International, Inc. *	131,472
	1,340	TEVA Pharmaceuticals Industries Ltd.	62,685
	530	VCA Antech, Inc. *	17,156
	2,110	Watson Pharmaceuticals, Inc. *	65,494
			1,296,264
		RETAIL - 0.1%
	4,390	Allion Healthcare, Inc. *	20,809

		TELECOMMUNICATIONS - 0.9%
	5,620	Applied Signal Technology, Inc.	64,293
	6,810	CPI International, Inc. *	77,974
			142,267
		WATER - 0.1%
	540	Pico Holdings, Inc. *	19,073

		TOTAL COMMON STOCKS (Cost $15,233,208)	15,455,204

AlphaStream Special Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2008 (unaudited)
	Shares		Value
		SHORT-TERM INVESTMENTS - 3.6%
	577,743	Goldman Sachs Financial Square Treasury Instruments Fund, 2.28% **	$ 577,743
		(Cost $ 577,743)

		TOTAL INVESTMENTS - 100.1% (Cost $15,810,951) (a)	$ 16,032,947
		LIABILITIES LESS OTHER ASSETS - (.1%)	(23,389)
		NET ASSETS - 100.0%	$ 16,009,558

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially similar and differs from market value by
	net unrealized appreciation / depreciation of securities as follows:
		Unrealized appreciation	$ 1,273,024
		Unrealized depreciation	(1,051,028)
		Net unrealized appreciation	$ 221,996

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on April 30, 2008.
ADR - American Depositary Receipts

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the
	semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/27/08

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/27/08